18. INVESTMENTS (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning balance		R$ 5,235		R$ 7,792		R$ 8,694
Gain (loss) by equity method (Income statement)		125		(104)		(252)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		268		(119)
Dividends		(284)		(354)		(420)
Additions / acquisitions		33		511		292
Other		1		(626)		88
Disposals				(37)		(569)
Reclassification to held for sale				(1,828)
Gain (loss) by equity method (Other comprehensive income)						(41)
Ending balance		5,378		5,235		7,792
Companhia Transleste De Transmissao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance						22
Gain (loss) by equity method (Income statement)						5
Dividends						(7)
Additions / acquisitions
Other
Disposals						(20)
Gain (loss) by equity method (Other comprehensive income)
Ending balance
Companhia Transudeste De Transmissao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance						21
Gain (loss) by equity method (Income statement)						3
Dividends						(12)
Additions / acquisitions
Other
Disposals						(12)
Gain (loss) by equity method (Other comprehensive income)
Ending balance
Companhia Transirape De Transmissao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance						24
Gain (loss) by equity method (Income statement)						4
Dividends						(6)
Additions / acquisitions
Other
Disposals						(22)
Gain (loss) by equity method (Other comprehensive income)
Ending balance
Companhia De Transmissao Centroeste De Minas [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		20		21		21
Gain (loss) by equity method (Income statement)		4		5		5
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends				(6)		(5)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		24		20		21
Light [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	1,534	[1]	1,070	[2]
Gain (loss) by equity method (Income statement)				19	[1]	35	[2]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[1]			(231)
Dividends				(8)	[1]		[2]
Additions / acquisitions					[1]		[2]
Other				(59)	[1]	432	[2]
Disposals					[1]		[2]
Reclassification to held for sale	[1]			(1,255)
Gain (loss) by equity method (Other comprehensive income)	[2]					(3)
Ending balance	[1]					1,534
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	12	[1]	19
Gain (loss) by equity method (Income statement)				(7)	[1]	(7)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		4			[1]
Dividends					[1]
Additions / acquisitions		9			[1]
Other				(1)	[1]
Disposals					[1]
Reclassification to held for sale	[1]			(4)
Gain (loss) by equity method (Other comprehensive income)
Ending balance		13			[1]	12	[1]
Lepsa [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[2]					344
Gain (loss) by equity method (Income statement)	[2]
Dividends	[2]
Additions / acquisitions	[2]
Other	[2]					(342)
Disposals	[2]
Gain (loss) by equity method (Other comprehensive income)	[2]					(2)
Ending balance	[2]
RME [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	383	[1]	339
Gain (loss) by equity method (Income statement)				3	[1]	7
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[1]			(52)
Dividends				(1)	[1]
Additions / acquisitions				104	[1]	38
Other				(111)	[1]	1
Disposals					[1]
Reclassification to held for sale	[1]			(326)
Gain (loss) by equity method (Other comprehensive income)						(2)
Ending balance	[1]					383
Hidreletrica Cachoeirao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		49		58		50
Gain (loss) by equity method (Income statement)		11		10		10
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(6)		(19)		(3)
Additions / acquisitions
Other						1
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		54		49		58
Guanhaes Energia [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	25	[1],[3]		[3]
Gain (loss) by equity method (Income statement)				30	[1]	(13)	[3]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		131			[1]
Dividends					[1]		[3]
Additions / acquisitions				57	[1]	97	[3]
Other					[1]	(59)	[3]
Disposals					[1]		[3]
Reclassification to held for sale	[1]			(112)
Gain (loss) by equity method (Other comprehensive income)	[3]
Ending balance		131			[1]	25	[1],[3]
Hidreletrica Pipoca [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		31		26		32
Gain (loss) by equity method (Income statement)		4		7		2
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(4)		(2)		(8)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		31		31		26
Madeira Energia (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		270	[4],[5]	535	[4],[5]	644
Gain (loss) by equity method (Income statement)		(103)		(163)	[4],[5]	(109)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)					[4],[5]
Dividends					[4],[5]
Additions / acquisitions				25	[4],[5]
Other				(127)	[4],[5]
Disposals					[4],[5]
Reclassification to held for sale	[4],[5]
Gain (loss) by equity method (Other comprehensive income)
Ending balance		167		270	[4],[5]	535	[4],[5]
FIP Melbourne (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		470	[5]	582	[5]	677
Gain (loss) by equity method (Income statement)				(139)	[5]	(95)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[5]
Dividends					[5]
Additions / acquisitions				27	[5]
Other					[5]
Disposals					[5]
Reclassification to held for sale	[5]
Gain (loss) by equity method (Other comprehensive income)
Ending balance		385		470	[5]	582	[5]
Lightger [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	41	[1]	42
Gain (loss) by equity method (Income statement)				3	[1]	2
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		128		84	[1]
Dividends				(2)	[1]	(3)
Additions / acquisitions					[1]
Other					[1]
Disposals					[1]
Reclassification to held for sale	[1]			(126)
Gain (loss) by equity method (Other comprehensive income)
Ending balance		128			[1]	41	[1]
Baguari Energia [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		162		148		162
Gain (loss) by equity method (Income statement)		22		28		17
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(27)		(15)		(30)
Additions / acquisitions
Other				1		(1)
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		157		162		148
Central Eolica Praias De Parajuru [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[6]	60	[6]	63
Gain (loss) by equity method (Income statement)				(6)	[6]	(1)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]			21
Dividends					[6]
Additions / acquisitions				74	[6]
Other				(146)	[6]	(2)
Disposals				(3)	[6]
Reclassification to held for sale	[6]
Gain (loss) by equity method (Other comprehensive income)
Ending balance	[6]					60
Central Eolica Volta do Rio [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[6]	68	[6]	81
Gain (loss) by equity method (Income statement)				(16)	[6]	(12)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]			59
Dividends					[6]
Additions / acquisitions				92	[6]
Other				(181)	[6]	(1)
Disposals				(22)	[6]
Reclassification to held for sale	[6]
Gain (loss) by equity method (Other comprehensive income)
Ending balance	[6]					68
Central Eolica Praias De Morgado [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[6]	51	[6]	60
Gain (loss) by equity method (Income statement)				(15)	[6]	(8)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	[6]
Dividends					[6]
Additions / acquisitions					[6]
Other				(24)	[6]	(1)
Disposals				(12)	[6]
Reclassification to held for sale	[6]
Gain (loss) by equity method (Other comprehensive income)
Ending balance	[6]					51
Amazonia Energia (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,013		867		781
Gain (loss) by equity method (Income statement)		15		80		1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions				69		85
Other				(3)
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		1,028		1,013		867
Ativas Data Center [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		16		17		18
Gain (loss) by equity method (Income statement)				(1)		(2)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other						1
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		16		16		17
TAESA [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,143	[1]	1,101	[1]	1,583	[7]
Gain (loss) by equity method (Income statement)		210		225	[1]	216	[7]
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)					[1]
Dividends		(141)		(208)	[1]	(183)	[7]
Additions / acquisitions					[1]		[7]
Other		1		25	[1]		[7]
Disposals					[1]	(515)	[7]
Reclassification to held for sale	[1]
Gain (loss) by equity method (Other comprehensive income)	[7]
Ending balance		1,213		1,143	[1]	1,101	[1]
Renova [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance				282		689
Gain (loss) by equity method (Income statement)				(282)		(390)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions						18
Other						(1)
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)						(34)
Ending balance						282
Usina Hidreletrica Itaocara S.A. [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance			[1]	4	[1]	3
Gain (loss) by equity method (Income statement)		(50)		(4)	[1]	(2)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		5			[1]
Dividends					[1]
Additions / acquisitions		23		5	[1]	3
Other		22			[1]
Disposals					[1]
Reclassification to held for sale	[1]			(5)
Gain (loss) by equity method (Other comprehensive income)
Ending balance					[1]	4	[1]
Alianca Geracao [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		1,217		1,242		1,319
Gain (loss) by equity method (Income statement)		78		65		72
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(103)		(90)		(149)
Additions / acquisitions
Other
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		1,192		1,217		1,242
Alianca Norte (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		664		577		527
Gain (loss) by equity method (Income statement)		6		44		(2)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions		1		43		51
Other						1
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		671		664		577
Retiro Baixo [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		171		158		162
Gain (loss) by equity method (Income statement)		12		10		10
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends		(3)		(3)		(14)
Additions / acquisitions				6
Other
Disposals
Reclassification to held for sale
Gain (loss) by equity method (Other comprehensive income)
Ending balance		180		171		158
Total of Investments [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		5,235		7,792		8,753
Gain (loss) by equity method (Income statement)		125				(252)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)		268
Dividends		(284)				(420)
Additions / acquisitions		33				292
Other		23				29
Disposals						(569)
Gain (loss) by equity method (Other comprehensive income)						(41)
Ending balance		5,400		5,235		7,792
Guanhaes Energia - Equity Deficit [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	[3]					(59)
Gain (loss) by equity method (Income statement)	[3]
Dividends	[3]
Additions / acquisitions	[3]
Other	[3]					59
Disposals	[3]
Gain (loss) by equity method (Other comprehensive income)	[3]
Ending balance	[3]
UFV Janauba Geracao De Energia Eletrica Distribuida [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance		9
Gain (loss) by equity method (Income statement)		1
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions				9
Other
Disposals
Reclassification to held for sale
Ending balance		10		9
FIP Melbourne (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Gain (loss) by equity method (Income statement)		(85)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other
Itaocara - Equity Deficit [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance
Gain (loss) by equity method (Income statement)
Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)
Dividends
Additions / acquisitions
Other		(22)
Ending balance		R$ (22)

[1]	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to held for sale includes the effect of the reclassification of the investment in Light, Axxion, Lightger, Guanhaes and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
[2]	On November 30, 2017 the Company acquired all Lepsa's shares, and therefore as from that date on it consolidates that company in its financial statements. Lepsa's sole asset is its holdings in the share capital of Light. Hence, the Company no longer presents the investment that it previously held at Lepsa in its consolidated statement, presenting only the interest in Light.
[3]	Equity deficit reversed through injection of capital.
[4]	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
[5]	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antonio Energia S.A. ('Saesa' or 'Santo Antonio Hydroelectric Plant').
[6]	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
[7]	On November 2017 the Company sold part of its equity interest in the jointly-controlled entity Taesa. The Company sold 34 million Units of Taesa at the price of R$ 21.10 per Unit. With the sale, the Company's holding in the share capital of Taesa was reduced from 31.54% to 21.68%. The shares that were sold are not part of the controlling shareholding block of Taesa, and as a result Cemig continues to be in the controlling block of Taesa.